Pensions and similar obligations (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Net Liability for Post-Employment and Long-Term Employee Benefit Plans
The company’s net liability for post-employment and long-term employee benefit plans comprises the following:

Million US dollar	2025	2024
Present value of funded obligations	(4 209)	(4 090)
Fair value of plan assets	3 851	3 547
Present value of net obligations for funded plans	(358)	(543)
Present value of unfunded obligations	(562)	(542)
Present value of net obligations	(920)	(1 085)

Unrecognized asset	(95)	(63)
Net liability	(1 015)	(1 148)

Other long term employee benefits	(110)	(106)
Total employee benefits	(1 125)	(1 254)

Employee benefits amounts in the statement of financial position:
Liabilities	(1 275)	(1 296)
Assets	150	42
Net liability	(1 125)	(1 254)

Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
The changes in the present value of the defined benefit obligations are as follows:

Million US dollar	2025	2024	2023
Defined benefit obligation at 1 January	(4 632)	(5 403)	(5 191)
Current service costs	(46)	(51)	(50)
Interest cost	(275)	(282)	(302)
Past service gain/(cost)	(2)	3	4
Settlements	16	133	99
Benefits paid	389	432	469
Contribution by plan participants	(2)	(2)	(2)
Actuarial gains/(losses) – demographic assumptions	42	(4)	17
Actuarial gains/(losses) – financial assumptions	35	267	(220)
Experience adjustments	(40)	(13)	(44)
Exchange differences	(271)	288	(182)
Transfers and other movements	15	-	-
Defined benefit obligation at 31 December	(4 771)	(4 632)	(5 403)
The changes in the fair value of plan assets are as follows:

Million US dollar	2025	2024	2023
Fair value of plan assets at 1 January	3 547	3 882	3 807
Interest income	208	199	217
Administration costs	(16)	(14)	(17)
Return on plan assets exceeding interest income	63	(26)	94
Contributions by AB InBev	274	267	218
Contributions by plan participants	2	2	2
Benefits paid net of administration costs	(389)	(432)	(469)
Assets distributed on settlements	(17)	(130)	(97)
Exchange differences	201	(200)	127
Transfers and other movements	(22)	-	-
Fair value of plan assets at 31 December	3 851	3 547	3 882

Summary of Changes in Unrecognized Assets
The changes in the unrecognized asset are as follows:

Million US dollar	2025	2024	2023
Irrecoverable surplus impact at 1 January	(63)	(38)	(43)
Interest expense	(7)	(4)	(4)
Changes excluding amounts included in interest expense	(25)	(21)	9
Irrecoverable surplus impact at 31 December	(95)	(63)	(38)

Summary of Employee Benefit Expense Recognized in Income Statement
The expense recognized in the income statement with regards to defined benefit plans can be detailed as follows:

Million US dollar	2025	2024	2023
Current service costs	(46)	(51)	(50)
Administration costs	(16)	(18)	(17)
Past service cost due to plan amendments, curtailments or settlements	(2)	6	6
(Losses)/gains due to experience and demographic assumption changes	(1)	(1)	(1)
Profit from operations	(65)	(63)	(61)
Net finance cost	(74)	(88)	(88)
Total employee benefit expense	(139)	(151)	(150)

Summary of Employee Benefit Expense Recognized in Income Statement
The employee benefit expense is included in the following line items of the income statement:

Million US dollar	2025	2024	2023
Cost of sales	(20)	(20)	(18)
Distribution expenses	(8)	(10)	(9)
Sales and marketing expenses	(14)	(14)	(14)
Administrative expenses	(23)	(18)	(21)
Net finance cost	(74)	(88)	(88)
Total employee benefit expense	(139)	(151)	(150)

Summary of Weighted Average Assumptions used in Computing Benefit Obligations
Weighted average assumptions used in computing the benefit obligations of the company’s significant plans at the reporting date are as follows:

	2025

	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev

Discount rate	5.5%	4.7%	9.3%	11.0%	5.5%	6.0%
Price inflation	2.0%	2.0%	3.5%	3.5%	2.7%	2.5%
Future salary increases	-	1.0%	4.3%	4.1%	-	3.7%
Future pension increases	-	2.0%	3.5%	3.5%	2.7%	2.6%
Medical cost trend rate	6.3%- 4.5%	4.5%	-	7.1%	-	6.3%-6%
Life expectation for a 65-year old male	86	87	85	85	85	86
Life expectation for a 65-year old female	87	89	88	88	87	88

	2024

	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev

Discount rate	5.7%	4.6%	10.8%	11.0%	5.6%	6.0%
Price inflation	2.0%	2.0%	3.5%	3.5%	3.2%	2.5%
Future salary increases	-	1.0%	4.3%	6.7%-3.9%	-	3.6%
Future pension increases	-	2.0%	3.5%	3.5%	3.1%	2.8%
Medical cost trend rate	6.5%-4.5%	4.5%	-	7.1%	-	6.3%-5.9%
Life expectation for a 65-year old male	86	87	85	85	86	86
Life expectation for a 65-year old female	88	89	88	88	89	88

Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

	2025

Million US dollar	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	0.5%	(217)	236
Price inflation	0.5%	97	(96)
Future salary increases	0.5%	19	(18)
Medical cost trend rate	0.5%	20	(17)
Mortality	One year	130	(132)

Summary of Fair Value of Plan Assets
The fair value of plan assets at 31 December consists of the following:

	2025			2024

Million US dollar	Quoted	Unquoted	Total	Quoted	Unquoted	Total

Government bonds	36%	-	36%	37%	-	37%
Corporate bonds	36%	0%	36%	27%	1%	28%
Equity instruments	15%	-	15%	22%	-	22%
Property	-	5%	5%	-	7%	7%
Insurance contracts and others	5%	2%	7%	4%	2%	6%
	93%	7%	100%	90%	10%	100%